UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5867

                    Oppenheimer Rochester National Municipals
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)
       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

           Date of reporting period: AUGUST 1, 2004 - JANUARY 31, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Tobacco Settlements                                                        25.6%
--------------------------------------------------------------------------------
Airlines                                                                   16.6
--------------------------------------------------------------------------------
Electric Utilities                                                          8.1
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               7.0
--------------------------------------------------------------------------------
Hospital/Health Care                                                        6.6
--------------------------------------------------------------------------------
Multifamily Housing                                                         4.4
--------------------------------------------------------------------------------
Adult Living Facilities                                                     4.3
--------------------------------------------------------------------------------
Special Assessment                                                          3.0
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  2.9
--------------------------------------------------------------------------------
Sales Tax Revenue                                                           2.6

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2005, and are based on total value of investments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

CREDIT ALLOCATION

AAA              5.3%
AA               1.7
A                2.5
BBB             34.4
BB               8.9
B               12.8
CCC              2.2
CC               3.5
Not Rated       28.7

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2005, and are dollar-weighted based on total investments. Securities rated by any rating organization are included in the equivalent S & P rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
--------------------------------------------------------------------------------


                 11 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.8000.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/1/93. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 10/1/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                 12 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                 13 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                             BEGINNING      ENDING         EXPENSES
                             ACCOUNT        ACCOUNT        PAID DURING
                             VALUE          VALUE          6 MONTHS ENDED
                             (8/1/04)       (1/31/05)      JANUARY 31, 2005
--------------------------------------------------------------------------------
Class A Actual               $1,000.00      $1,118.80      $3.79
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00       1,021.57       3.61
--------------------------------------------------------------------------------
Class B Actual                1,000.00       1,114.30       7.89
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00       1,017.70       7.53
--------------------------------------------------------------------------------
Class C Actual                1,000.00       1,114.70       7.84
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00       1,017.75       7.48

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2005 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A           0.71%
----------------------------
Class B           1.49
----------------------------
Class C           1.48


                 14 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  January 31, 2005 / Unaudited
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                               VALUE
    AMOUNT                                                                   COUPON      MATURITY   SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--99.2%
--------------------------------------------------------------------------------------------------------------
ALABAMA--0.0%
$  180,000      AL IDA Solid Waste Disposal (Pine City Fiber Company)         6.450%   12/01/2023  $   190,888
--------------------------------------------------------------------------------------------------------------
    15,000      AL IDA Solid Waste Disposal (Pine City Fiber Company)         6.450    12/01/2023       15,945
--------------------------------------------------------------------------------------------------------------
    40,000      South Marengo County, AL Water & Fire Protection Authority    7.700    05/01/2008       40,442
                                                                                                   -----------
                                                                                                       247,275

--------------------------------------------------------------------------------------------------------------
ALASKA--0.3%
   260,000      AK Northern Tobacco Securitization Corp. (TASC)               5.375    06/01/2021      250,939
--------------------------------------------------------------------------------------------------------------
   330,000      AK Northern Tobacco Securitization Corp. (TASC)               5.500    06/01/2029      308,276
--------------------------------------------------------------------------------------------------------------
 5,170,000      AK Northern Tobacco Securitization Corp. (TASC)               6.500    06/01/2031    5,177,445
                                                                                                   -----------
                                                                                                     5,736,660

--------------------------------------------------------------------------------------------------------------
ARIZONA--0.8%
 7,000,000      AZ Health Facilities Authority (American Baptist Estates)     7.750    11/15/2033    7,180,810
--------------------------------------------------------------------------------------------------------------
   520,000      Coconino County, AZ Pollution Control
                (Nevada Power Company)                                        6.375    10/01/2036      530,847
--------------------------------------------------------------------------------------------------------------
 3,360,000      Gila County, AZ IDA (Asarco, Inc.)                            5.550    01/01/2027    2,825,424
--------------------------------------------------------------------------------------------------------------
   310,000      Maricopa County, AZ IDA (Sun King Apartments)                 6.750    11/01/2018      271,554
--------------------------------------------------------------------------------------------------------------
   490,000      Maricopa County, AZ IDA (Sun King Apartments)                 6.750    05/01/2031      403,662
--------------------------------------------------------------------------------------------------------------
    20,000      Navajo County, AZ IDA (Stone Container Corp.)                 7.400    04/01/2026       20,773
--------------------------------------------------------------------------------------------------------------
 2,000,000      Phoenix, AZ IDA (America West Airlines)                       6.250    06/01/2019    1,550,920
--------------------------------------------------------------------------------------------------------------
 1,860,000      Phoenix, AZ IDA (Royal Paper Converting)                      7.000    03/01/2014    1,826,501
--------------------------------------------------------------------------------------------------------------
 1,385,000      Pima County, AZ IDA (Basis School)                            7.375    07/01/2034    1,414,043
--------------------------------------------------------------------------------------------------------------
 1,000,000      Pima County, AZ IDA (Desert Tech Schools)                     7.000    02/01/2024    1,005,960
                                                                                                   -----------
                                                                                                    17,030,494

--------------------------------------------------------------------------------------------------------------
ARKANSAS--0.1%
    20,000      Little River County, AR (Georgia-Pacific Corp.)               5.600    10/01/2026       20,039
--------------------------------------------------------------------------------------------------------------
 2,160,000      North Little Rock, AR Residential Hsg. Facilities
                Board RITES 1                                                15.046 2  02/20/2017    2,572,344
                                                                                                   -----------
                                                                                                     2,592,383

--------------------------------------------------------------------------------------------------------------
CALIFORNIA--9.4%
 4,945,000      CA CDA (Aspire Public Schools)                                7.250    08/01/2031    5,044,395
--------------------------------------------------------------------------------------------------------------
 9,000,000      CA CDA (East Valley Tourist)                                  9.250    10/01/2020    9,891,720
--------------------------------------------------------------------------------------------------------------
19,000,000      CA CDA (East Valley Tourist)                                 11.000    10/01/2020   19,290,700
--------------------------------------------------------------------------------------------------------------
 3,000,000      CA CDA (Elder Care Alliance)                                  8.250    11/15/2032    3,115,620
--------------------------------------------------------------------------------------------------------------
   680,000      CA County Tobacco Securitization Agency (TASC)                5.750    06/01/2029      662,565
--------------------------------------------------------------------------------------------------------------
 2,610,000      CA County Tobacco Securitization Agency (TASC)                5.875    06/01/2035    2,463,840
--------------------------------------------------------------------------------------------------------------
 6,760,000      CA County Tobacco Securitization Agency (TASC)                5.875    06/01/2043    6,354,806
--------------------------------------------------------------------------------------------------------------
 2,300,000      CA County Tobacco Securitization Agency (TASC)                5.875    06/01/2043    2,162,138
--------------------------------------------------------------------------------------------------------------
 4,000,000      CA County Tobacco Securitization Agency (TASC)                5.875    06/01/2043    3,760,240


                 15 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                   VALUE
     AMOUNT                                                                  COUPON         MATURITY     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$ 1,425,000    CA County Tobacco Securitization Agency (TASC)                 6.000%      06/01/2038   $  1,367,487
-------------------------------------------------------------------------------------------------------------------
    700,000    CA County Tobacco Securitization Agency (TASC)                 6.000       06/01/2042        670,271
-------------------------------------------------------------------------------------------------------------------
  2,720,000    CA Golden State Tobacco Securitization Corp.                   5.500       06/01/2043      2,910,046
-------------------------------------------------------------------------------------------------------------------
  3,625,000    CA Golden State Tobacco Securitization Corp.                   6.250       06/01/2033      3,641,893
-------------------------------------------------------------------------------------------------------------------
  6,810,000    CA Golden State Tobacco Securitization Corp.                   6.625       06/01/2040      6,882,935
-------------------------------------------------------------------------------------------------------------------
 15,185,000    CA Golden State Tobacco Securitization Corp.                   6.750       06/01/2039     15,454,686
-------------------------------------------------------------------------------------------------------------------
  1,510,000    CA Golden State Tobacco Securitization Corp. (TASC)            7.875       06/01/2042      1,687,591
-------------------------------------------------------------------------------------------------------------------
  7,320,000    CA Golden State Tobacco Securitization Corp. RITES 1          13.576 2     06/01/2043      9,365,647
-------------------------------------------------------------------------------------------------------------------
  6,800,000    CA Golden State Tobacco Securitization Corp. RITES 1          14.715 2     06/01/2043      8,896,168
-------------------------------------------------------------------------------------------------------------------
  2,500,000    CA Pollution Control Financing Authority
               (Browning-Ferris Industries)                                   6.875       11/01/2027      2,525,500
-------------------------------------------------------------------------------------------------------------------
 14,400,000    CA Statewide CDA (Fairfield Apartments)                        7.250       01/01/2035     14,684,256
-------------------------------------------------------------------------------------------------------------------
 10,100,000    CA Statewide CDA (United Airlines) 3,7                         5.700       10/01/2033      6,363,000
-------------------------------------------------------------------------------------------------------------------
  4,500,000    CA Statewide Financing Authority Tobacco
               Settlement (TASC)                                              6.000       05/01/2037      4,320,180
-------------------------------------------------------------------------------------------------------------------
  1,000,000    CA Statewide Financing Authority Tobacco
               Settlement (TASC)                                              6.000       05/01/2043        958,090
-------------------------------------------------------------------------------------------------------------------
  4,000,000    CA Valley Health System COP                                    6.875       05/15/2023      4,012,600
-------------------------------------------------------------------------------------------------------------------
  1,535,000    Lathrop, CA Special Tax Community Facilities
               District No. 03-2                                              7.000       09/01/2033      1,558,347
-------------------------------------------------------------------------------------------------------------------
  3,250,000    Long Beach, CA Harbor DRIVERS 1                               14.400 2     05/15/2027      3,943,875
-------------------------------------------------------------------------------------------------------------------
  5,700,000    Los Angeles, CA Regional Airports Improvement
               Corp. (Air Canada)                                             8.750       10/01/2014      5,695,896
-------------------------------------------------------------------------------------------------------------------
 19,000,000    Los Angeles, CA Regional Airports Improvement
               Corp. (American Airlines)                                      7.500       12/01/2024     18,867,380
-------------------------------------------------------------------------------------------------------------------
  7,645,000    Los Angeles, CA Regional Airports Improvement
               Corp. (Delta-Continental Airlines)                             9.250       08/01/2024      7,702,949
-------------------------------------------------------------------------------------------------------------------
  9,410,000    Northern CA Tobacco Securitization Authority (TASC)            5.375       06/01/2041      8,244,572
-------------------------------------------------------------------------------------------------------------------
  5,025,000    Southern CA Tobacco Securitization Authority (TASC)            5.500       06/01/2036      4,512,350
-------------------------------------------------------------------------------------------------------------------
  8,550,000    Southern CA Tobacco Securitization Authority (TASC)            5.625       06/01/2043      7,786,400
-------------------------------------------------------------------------------------------------------------------
  8,210,000    Southern CA Tobacco Securitization Authority (TASC)            6.000       06/01/2043      7,414,779
                                                                                                       ------------
                                                                                                        202,212,922
                                                                                                       ------------

-------------------------------------------------------------------------------------------------------------------
 COLORADO--1.1%
  6,000,000    Central Marksheffel, CO Metropolitan District                  7.250       12/01/2029      6,030,480
-------------------------------------------------------------------------------------------------------------------
  2,000,000    CO Educational & Cultural Facilities Authority
               (Colorado Lutheran High School Assoc.)                         7.625       06/01/2034      2,008,280
-------------------------------------------------------------------------------------------------------------------
  2,000,000    Denver, CO City & County Airport Special Facilities
               (United Air Lines) 3,7                                         6.875       10/01/2032      1,710,000
-------------------------------------------------------------------------------------------------------------------
 11,000,000    Lincoln Park, CO Metropolitan District                         7.750       12/01/2026     11,487,300
-------------------------------------------------------------------------------------------------------------------
  1,000,000    Southlands, CO Medical District                                7.000       12/01/2024      1,031,760


                 16 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

  PRINCIPAL                                                                                                  VALUE
     AMOUNT                                                                   COUPON         MATURITY   SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$ 2,000,000      Southlands, CO Medical District                               7.125%      12/01/2034  $ 2,062,420
                                                                                                       -----------
                                                                                                        24,330,240
------------------------------------------------------------------------------------------------------------------
CONNECTICUT--0.2%
  1,500,000      CT Devel. Authority Airport Facility (Learjet)                7.950       04/01/2026    1,753,425
------------------------------------------------------------------------------------------------------------------
  1,790,000      CT HFA ROLs 1                                                15.195 2     05/15/2033    1,797,697
                                                                                                       -----------
                                                                                                         3,551,122
------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.2%
 15,085,000      District of Columbia Tobacco Settlement Financing Corp.       6.750       05/15/2040   15,303,582
------------------------------------------------------------------------------------------------------------------
  4,575,000      Metropolitan Washington, D.C. Airport Authority ROLs 1       14.827 2     10/01/2032    5,380,658
------------------------------------------------------------------------------------------------------------------
  4,000,000      Metropolitan Washington, D.C. Airport Authority, Series A     5.250       10/01/2032    4,176,120
                                                                                                       -----------
                                                                                                        24,860,360

------------------------------------------------------------------------------------------------------------------
FLORIDA--10.2%
  2,750,000      Beacon, FL Tradeport Community Devel. District RITES 1       15.111 2     05/01/2032    3,714,700
------------------------------------------------------------------------------------------------------------------
  7,625,000      Bonnet Creek, FL Resort Community Devel. District
                 Special Assessment                                            7.500       05/01/2034    8,093,404
------------------------------------------------------------------------------------------------------------------
  1,900,000      Dade County, FL IDA (Miami Cerebral Palsy Residence)          8.000       06/01/2022    1,940,660
------------------------------------------------------------------------------------------------------------------
  8,410,000      FL Capital Projects Finance Authority CCRC
                 (Glenridge on Palmer Ranch)                                   8.000       06/01/2032    8,842,779
------------------------------------------------------------------------------------------------------------------
    715,000      FL Capital Trust Agency (American Opportunity)                8.250       12/01/2038      670,892
------------------------------------------------------------------------------------------------------------------
 24,400,000      FL Capital Trust Agency (Seminole Tribe Convention)           8.950       10/01/2033   27,660,084
------------------------------------------------------------------------------------------------------------------
 62,510,000      FL Capital Trust Agency (Seminole Tribe Convention)          10.000       10/01/2033   71,168,885
------------------------------------------------------------------------------------------------------------------
 28,245,000      FL Capital Trust Agency Multifamily Affordable Hsg.,
                 Series C                                                      8.125       10/01/2038   28,110,836
------------------------------------------------------------------------------------------------------------------
    260,000      FL HFA (Multifamily Hsg.), Series I                           6.625       07/01/2028      233,610
------------------------------------------------------------------------------------------------------------------
    570,000      FL HFA (Multifamily Hsg.), Series I-1                         6.100       01/01/2009      564,021
------------------------------------------------------------------------------------------------------------------
  1,670,000      FL HFC (Tallahassee Augustine Club Apartments)                8.250       10/01/2030    1,566,310
------------------------------------------------------------------------------------------------------------------
    665,000      Grand Haven, FL Community Devel. District Special
                 Assessment, Series B                                          6.900       05/01/2019      672,940
------------------------------------------------------------------------------------------------------------------
  2,000,000      Hillsborough County, FL IDA
                 (National Gypsum Company)                                     7.125       04/01/2030    2,210,560
------------------------------------------------------------------------------------------------------------------
  4,250,000      Hillsborough County, FL IDA (Senior Care Group)               6.700       07/01/2021    3,981,018
------------------------------------------------------------------------------------------------------------------
  2,750,000      Hillsborough County, FL IDA (Senior Care Group)               6.750       07/01/2029    2,513,198
------------------------------------------------------------------------------------------------------------------
  4,500,000      Jacksonville, FL Health Facilities Authority ROLs 1          15.007 2     11/15/2032    5,391,180
------------------------------------------------------------------------------------------------------------------
  1,225,000      Keys Cove, FL Community Devel. District                       5.875       05/01/2035    1,232,730
------------------------------------------------------------------------------------------------------------------
 13,340,000      Martin County, FL IDA (Indiantown Cogeneration)               7.875       12/15/2025   13,656,158
------------------------------------------------------------------------------------------------------------------
    625,000      Martin County, FL IDA (Indiantown Cogeneration)               8.050       12/15/2025      639,906
------------------------------------------------------------------------------------------------------------------
  1,000,000      Miami Beach, FL Health Facilities Authority
                 (Mt. Sinai Medical Center)                                    6.700       11/15/2019    1,067,130
------------------------------------------------------------------------------------------------------------------
    500,000      Miami Beach, FL Health Facilities Authority
                 (Mt. Sinai Medical Center)                                    6.800       11/15/2031      530,795


                 17 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                 VALUE
     AMOUNT                                                                  COUPON         MATURITY    SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$ 2,000,000    Miami, FL Health Facilities Authority
               (Mercy Hospital) IRS                                           8.470% 2    08/15/2015  $  2,086,340
------------------------------------------------------------------------------------------------------------------
  1,500,000    Orange County, FL Health Facilities Authority
               (Orlando Lutheran Towers)                                      8.750       07/01/2026     1,646,925
------------------------------------------------------------------------------------------------------------------
     15,000    Pinellas County, FL EFA (Eckerd College) 1                     7.750       07/01/2014        15,022
------------------------------------------------------------------------------------------------------------------
 10,000,000    Reunion East, FL Community Devel. District, Series A           7.375       05/01/2033    11,051,800
------------------------------------------------------------------------------------------------------------------
  2,000,000    Reunion West, FL Community Devel. District
               Special Assessment                                             6.250       05/01/2036     2,073,380
------------------------------------------------------------------------------------------------------------------
  3,965,000    Sanford, FL Airport Facilities Authority
               (Central Florida Terminals)                                    7.500       05/01/2010     3,050,750
------------------------------------------------------------------------------------------------------------------
  5,880,000    Sanford, FL Airport Facilities Authority
               (Central Florida Terminals)                                    7.500       05/01/2015     4,352,023
------------------------------------------------------------------------------------------------------------------
  1,145,000    Sanford, FL Airport Facilities Authority
               (Central Florida Terminals)                                    7.500       05/01/2021       803,240
------------------------------------------------------------------------------------------------------------------
  9,895,000    Sanford, FL Airport Facilities Authority
               (Central Florida Terminals)                                    7.750       05/01/2021     7,064,337
------------------------------------------------------------------------------------------------------------------
  2,245,000    Seminole County, FL IDA (RHA/Fern Park MR, Inc.)               9.250       04/01/2012     2,244,731
                                                                                                      ------------
                                                                                                       218,850,344

------------------------------------------------------------------------------------------------------------------
GEORGIA--1.3%
  3,000,000    Atlanta, GA Devel. Authority Student Hsg.
               (ADA/CAU Partners)                                             6.250       07/01/2036     3,323,640
------------------------------------------------------------------------------------------------------------------
    140,000    Atlanta, GA Urban Residential Finance Authority
               (Spring Branch Apartments)                                     8.500       04/01/2026       138,685
------------------------------------------------------------------------------------------------------------------
  3,075,000    Brunswick & Glynn County, GA Devel. Authority
               (Coastal Community Retirement Corp)                            7.250       01/01/2035     3,083,118
------------------------------------------------------------------------------------------------------------------
     80,000    Charlton County, GA Solid Waste Management
               Authority (Chesser Island Road Landfill)                       7.375       04/01/2018        80,386
------------------------------------------------------------------------------------------------------------------
  3,580,000    Rockdale County, GA Devel. Authority (Visy Paper)              7.400       01/01/2016     3,699,214
------------------------------------------------------------------------------------------------------------------
 14,500,000    Rockdale County, GA Devel. Authority (Visy Paper)              7.500       01/01/2026    14,982,850
------------------------------------------------------------------------------------------------------------------
    425,000    Savannah, GA EDA (Skidway Health & Living Services)            7.400       01/01/2024       446,063
------------------------------------------------------------------------------------------------------------------
  2,450,000    Savannah, GA EDA (Skidway Health & Living Services)            7.400       01/01/2034     2,569,291
------------------------------------------------------------------------------------------------------------------
     35,000    Savannah, GA EDA (Stone Container Corp. Project)               7.400       04/01/2026        36,232
                                                                                                      ------------
                                                                                                        28,359,479

------------------------------------------------------------------------------------------------------------------
HAWAII--0.8%
  2,500,000    HI Department of Budget & Finance RITES 1                     12.477 2     12/01/2022      2,966,700
------------------------------------------------------------------------------------------------------------------
  2,125,000    HI Department of Budget & Finance RITES 1                     12.873 2     09/01/2032      2,399,125
------------------------------------------------------------------------------------------------------------------
  8,100,000    HI Department of Budget & Finance Special
               Purpose (Kahala Nui)                                           8.000       11/15/2033     8,679,555
------------------------------------------------------------------------------------------------------------------
  4,065,000    HI Department of Transportation (Continental Airlines)         7.000       06/01/2020     3,636,468
                                                                                                      ------------
                                                                                                        17,681,848



                 18 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

   PRINCIPAL                                                                                               VALUE
      AMOUNT                                                                 COUPON         MATURITY   SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
IDAHO--0.1%
$  3,000,000     ID Health Facilities Authority (Valley Vista Care Corp.)     7.875%      11/15/2022  $ 3,021,480
-----------------------------------------------------------------------------------------------------------------
ILLINOIS--3.8%
   8,000,000     Caseyville, IL Tax (Forest Lakes)                            7.000       12/30/2022    8,044,720
-----------------------------------------------------------------------------------------------------------------
   8,000,000     Centerpoint, IL Intermodal Center Program                    8.000       06/15/2023    7,843,040
-----------------------------------------------------------------------------------------------------------------
  12,400,000     Chicago, IL O'Hare International Airport
                 (American Airlines)                                          8.200       12/01/2024   10,621,964
-----------------------------------------------------------------------------------------------------------------
   8,050,000     Chicago, IL O'Hare International Airport RITES 1            16.463 2     01/01/2029   12,105,590
-----------------------------------------------------------------------------------------------------------------
   2,000,000     Chicago, IL O'Hare International Airport ROLSs 1            13.813 2     01/01/2034    2,169,960
-----------------------------------------------------------------------------------------------------------------
  23,500,000     IL DFA (Citgo Petroleum Corp.)                               8.000       06/01/2032   26,912,200
-----------------------------------------------------------------------------------------------------------------
   1,500,000     IL Health Facilities Authority                               6.900       11/15/2033    1,521,075
-----------------------------------------------------------------------------------------------------------------
   2,125,000     IL Health Facilities Authority RITES 1                      13.170 2     02/15/2025    2,583,788
-----------------------------------------------------------------------------------------------------------------
      10,000     IL Hsg. Devel. Authority (Multifamily Hsg.), Series A        7.100       07/01/2026       10,013
-----------------------------------------------------------------------------------------------------------------
     500,000     Peoria, IL Hsg. (Peoria Oak Woods Apartments)                7.750       10/15/2033      496,210
-----------------------------------------------------------------------------------------------------------------
  10,935,000     Robbins, IL Res Rec (Robbins Res Rec Partners)               7.250       10/15/2024    9,639,531
                                                                                                      -----------
                                                                                                       81,948,091

-----------------------------------------------------------------------------------------------------------------
INDIANA--1.2%
   2,000,000     East Chicago, IN Pollution Control
                 (Ispat Inland Steel Company)                                 6.800       06/01/2013    2,009,740
-----------------------------------------------------------------------------------------------------------------
   1,690,000     IN Health Facilities Financing Authority RITES 1            14.627 2     11/01/2031    2,044,089
-----------------------------------------------------------------------------------------------------------------
   2,500,000     IN Health Facilities Financing Authority RITES 1            14.645 2     11/01/2031    3,023,800
-----------------------------------------------------------------------------------------------------------------
  17,500,000     North Manchester, IN
                 (Estelle Peabody Memorial Home)                              7.250       07/01/2033   17,975,650
                                                                                                      -----------
                                                                                                       25,053,279

-----------------------------------------------------------------------------------------------------------------
IOWA--2.0%
     900,000     IA Finance Authority Retirement Community
                 (Friendship Haven)                                           6.125       11/15/2032      885,735
-----------------------------------------------------------------------------------------------------------------
  21,905,000     IA Tobacco Settlement Authority (TASC)                       5.300       06/01/2025   19,653,604
-----------------------------------------------------------------------------------------------------------------
  23,860,000     IA Tobacco Settlement Authority (TASC)                       5.600       06/01/2035   21,301,969
                                                                                                      -----------
                                                                                                       41,841,308

-----------------------------------------------------------------------------------------------------------------
KANSAS--0.1%
   1,300,000     Lenexa, KS Multifamily Hsg. (Meadows Apartments)             7.950       10/15/2035    1,252,927
-----------------------------------------------------------------------------------------------------------------
KENTUCKY--4.3%
   5,000,000     Henderson County, KY Solid Waste Disposal
                 (MacMillan Bloedel)                                          7.000       03/01/2025    5,119,650
-----------------------------------------------------------------------------------------------------------------
   8,985,000     Kenton County, KY Airport Special Facilities
                 (Delta Airlines)                                             6.125       02/01/2022    6,441,886
-----------------------------------------------------------------------------------------------------------------
  31,870,000     Kenton County, KY Airport Special Facilities
                 (Delta Airlines)                                             7.125       02/01/2021   25,729,288
-----------------------------------------------------------------------------------------------------------------
     100,000     Kenton County, KY Airport Special Facilities
                 (Delta Airlines)                                             7.250       02/01/2022       82,364


                 19 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                 VALUE
     AMOUNT                                                                   COUPON        MATURITY    SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
KENTUCKY Continued
$ 19,350,000   Kenton County, KY Airport Special Facilities
               (Delta Airlines)                                                7.500%     02/01/2012  $ 17,159,967
------------------------------------------------------------------------------------------------------------------
  25,300,000   Kenton County, KY Airport Special Facilities
               (Delta Airlines)                                                7.500      02/01/2020    21,350,670
------------------------------------------------------------------------------------------------------------------
   1,000,000   Kenton County, KY Airport Special Facilities
               (Mesaba Aviation)                                               6.625      07/01/2019       843,410
------------------------------------------------------------------------------------------------------------------
   3,000,000   Kenton County, KY Airport Special Facilities
               (Mesaba Aviation)                                               6.700      07/01/2029     2,421,210
------------------------------------------------------------------------------------------------------------------
   2,780,000   Kuttawa, KY (1st Mortgage-GF/Kentucky)                          6.750      03/01/2029     2,676,000
------------------------------------------------------------------------------------------------------------------
   2,900,000   Morgantown, KY Solid Waste Disposal (Imco Recycling)            6.000      05/01/2023     2,516,156
------------------------------------------------------------------------------------------------------------------
   1,200,000   Morgantown, KY Solid Waste Disposal (Imco Recycling)            7.450      05/01/2022     1,179,828
------------------------------------------------------------------------------------------------------------------
   5,740,000   Morgantown, KY Solid Waste Disposal (Imco Recycling)            7.650      05/01/2016     5,743,042
                                                                                                      ------------
                                                                                                        91,263,471

------------------------------------------------------------------------------------------------------------------
LOUISIANA--8.1%
   5,555,000   Calcasieu Parish, LA Industrial Devel. Board Pollution
               Control (Gulf States Utilities Company)                         6.750      10/01/2012     5,702,763
------------------------------------------------------------------------------------------------------------------
   1,375,000   Epps, LA COP 1                                                  8.000      06/01/2018     1,424,706
------------------------------------------------------------------------------------------------------------------
   3,800,000   LA CDA (Eunice Student Hsg. Foundation)                         7.375      09/01/2033     2,866,416
------------------------------------------------------------------------------------------------------------------
     750,000   LA Local Government EF&CD (Oakleigh Apartments)                 8.500      06/01/2038       756,773
------------------------------------------------------------------------------------------------------------------
   1,185,000   LA Local Government EF&CD Authority
               (Cypress Apartments)                                            8.000      04/20/2028     1,166,976
------------------------------------------------------------------------------------------------------------------
     535,000   LA Local Government EF&CD Authority
               (Sharlo Apartments)                                             8.000      06/20/2028       517,136
------------------------------------------------------------------------------------------------------------------
   8,000,000   LA Local Government EF&CD Authority (St. James Place)           7.000      11/01/2029     7,326,080
------------------------------------------------------------------------------------------------------------------
   5,350,000   LA Public Facilities Authority (Progressive Healthcare)         6.375      10/01/2028     4,856,837
------------------------------------------------------------------------------------------------------------------
   1,875,000   LA Public Facilities Authority ROLSs 1                         13.933 2    05/15/2022     2,331,300
------------------------------------------------------------------------------------------------------------------
 103,680,000   LA Tobacco Settlement Financing Corp. (TASC)                    5.875      05/15/2039    96,889,997
------------------------------------------------------------------------------------------------------------------
   9,080,000   LA Tobacco Settlement Financing Corp. (TASC), Series B          5.500      05/15/2030     8,714,258
------------------------------------------------------------------------------------------------------------------
      50,000   Lake Charles, LA Non-Profit HDC Section 8 (Chateau)             7.875      02/15/2025        52,020
------------------------------------------------------------------------------------------------------------------
   1,000,000   Port New Orleans, LA Industrial Devel.
               (Continental Grain Company)                                     7.500      07/01/2013     1,036,500
------------------------------------------------------------------------------------------------------------------
  19,650,000   St. Charles Parish, LA Pollution Control
               (Louisiana Power & Light)                                       7.500      06/01/2021    20,143,215
------------------------------------------------------------------------------------------------------------------
   7,020,000   St. Charles Parish, LA Pollution Control (Union Carbide)        7.350      11/01/2022     7,019,087
------------------------------------------------------------------------------------------------------------------
   1,000,000   West Feliciana Parish, LA Pollution Control
               (Gulf States Utilities Company)                                 7.700      12/01/2014     1,027,750
------------------------------------------------------------------------------------------------------------------
  12,000,000   West Feliciana Parish, LA Pollution Control
               (Gulf States Utilities Company)                                 9.000      05/01/2015    12,610,200
                                                                                                      ------------
                                                                                                       174,442,014


                 20 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

  PRINCIPAL                                                                                                VALUE
     AMOUNT                                                                   COUPON        MATURITY   SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
MAINE--0.4%
$ 7,595,000       ME Finance Authority Solid Waste Recycling Facilities
                  (Great Northern Paper)                                       7.750%     10/01/2022  $ 7,629,709
-----------------------------------------------------------------------------------------------------------------
  1,530,000       ME State Hsg. Authority Mtg. ROLSs 1                        14.421 2    11/15/2022    1,777,891
                                                                                                      -----------
                                                                                                        9,407,600

-----------------------------------------------------------------------------------------------------------------
MARYLAND--0.0%
     15,000       Montgomery County, MD HOC (Multifamily Mtg.),
                  Series C                                                     7.150      07/01/2023       15,018
-----------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--0.2%
    800,000       MA DFA (Eastern Nazarene College)                            5.625      04/01/2019      759,856
-----------------------------------------------------------------------------------------------------------------
  1,000,000       MA DFA (Eastern Nazarene College)                            5.625      04/01/2029      904,090
-----------------------------------------------------------------------------------------------------------------
  2,000,000       MA GO ROLSs 1                                               13.993 2    08/01/2027    2,368,800
                                                                                                      -----------
                                                                                                        4,032,746

-----------------------------------------------------------------------------------------------------------------
MICHIGAN--0.6%
    365,000       Detroit, MI HFC (Across The Park Section 8 Elderly Hsg.)     7.875      06/01/2010      368,884
-----------------------------------------------------------------------------------------------------------------
     95,000       Detroit, MI Local Devel. Finance Authority                   5.500      05/01/2021       82,912
-----------------------------------------------------------------------------------------------------------------
  2,475,000       MI Higher Education Student Loan Authority RITES 1          14.307 2    09/01/2026    2,978,465
-----------------------------------------------------------------------------------------------------------------
  2,000,000       MI Strategic Fund Limited Obligation
                  (Detroit Edison) ROLSs 1                                    15.840 2    06/01/2030    2,592,400
-----------------------------------------------------------------------------------------------------------------
    640,000       Wayne Charter County, MI Airport Facilities
                  (Northwest Airlines)                                         6.000      12/01/2029      498,771
-----------------------------------------------------------------------------------------------------------------
  5,175,000       Wayne Charter County, MI Airport Facilities
                  (Northwest Airlines)                                         6.750      12/01/2015    4,532,524
-----------------------------------------------------------------------------------------------------------------
  2,900,000       Wenonah Park Properties, MI (Bay City Hotel)                 7.500      04/01/2033    2,750,534
                                                                                                      -----------
                                                                                                       13,804,490
-----------------------------------------------------------------------------------------------------------------
MINNESOTA--1.9%
  1,245,000       Mahtomedi, MN Multifamily (Briarcliff)                       7.350      06/01/2036    1,272,925
-----------------------------------------------------------------------------------------------------------------
  4,250,000       Minneapolis & St. Paul, MN Metropolitan Airports
                  Commission (Northwest Airlines)                              6.500      04/01/2025    4,275,628
-----------------------------------------------------------------------------------------------------------------
 23,250,000       Minneapolis & St. Paul, MN Metropolitan Airports
                  Commission (Northwest Airlines)                              7.000      04/01/2025   21,638,310
-----------------------------------------------------------------------------------------------------------------
  5,000,000       Minneapolis & St. Paul, MN Metropolitan Airports
                  Commission (Northwest Airlines)                              7.375      04/01/2025    4,785,000
-----------------------------------------------------------------------------------------------------------------
    690,000       Rochester, MN Multifamily Hsg. (Eastridge Estates)           7.750      12/15/2034      690,048
-----------------------------------------------------------------------------------------------------------------
  1,700,000       St. Paul, MN Hsg. & Redevel. Authority
                  (Brigecreek Senior Place)                                    7.000      09/15/2037    1,700,102
-----------------------------------------------------------------------------------------------------------------
  2,000,000       St. Paul, MN Hsg. & Redevel. Authority
                  (Community of Peace Building Company)                        7.875      12/01/2030    2,118,060
-----------------------------------------------------------------------------------------------------------------
  3,000,000       St. Paul, MN Hsg. & Redevel. Authority
                  (Great Northern Lofts)                                       6.250      03/01/2029    3,020,310
-----------------------------------------------------------------------------------------------------------------
  2,130,000       St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)       7.000      03/01/2029    2,132,918
                                                                                                      -----------
                                                                                                       41,633,301


                 21 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                VALUE
     AMOUNT                                                                   COUPON       MATURITY   SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.2%
$   320,000      Hinds County, MS Urban Renewal
                 (The Lodge Associates, Ltd.)                                  8.000%    10/15/2022  $   189,158
---------------------------------------------------------------------------------------------------------------
  4,375,000      MS Hospital Equipment & Facilities Authority RITES 1         12.753 2   09/01/2024    5,042,538
                                                                                                     -----------
                                                                                                       5,231,696

----------------------------------------------------------------------------------------------------------------
MISSOURI--1.1%
  1,000,000    Kansas City, MO IDA (Plaza Library)                             5.900     03/01/2024    1,003,840
----------------------------------------------------------------------------------------------------------------
  1,400,000    Kansas City, MO IDA (West Paseo)                                6.750     07/01/2036    1,409,576
----------------------------------------------------------------------------------------------------------------
  2,500,000    St. Joseph, MO IDA (Living Community of St. Joseph)             7.000     08/15/2032    2,632,200
----------------------------------------------------------------------------------------------------------------
  2,335,000    St. Louis, MO IDA (Kiel Center Multipurpose Arena)              7.750     12/01/2013    2,371,193
----------------------------------------------------------------------------------------------------------------
 15,400,000    St. Louis, MO IDA (Kiel Center Multipurpose Arena)              7.875     12/01/2024   15,735,720
                                                                                                     -----------
                                                                                                      23,152,529

----------------------------------------------------------------------------------------------------------------
MONTANA--1.6%
 16,520,000    Lewis & Clark County, MT Environmental (Asarco)                 5.600     01/01/2027   13,850,864
----------------------------------------------------------------------------------------------------------------
 16,695,000    Lewis & Clark County, MT Environmental (Asarco)                 5.850     10/01/2033   14,043,333
----------------------------------------------------------------------------------------------------------------
  6,800,000    MT Board of Investment Exempt Facilities
               (Stillwater Mining Company)                                     8.000     07/01/2020    7,198,684
                                                                                                     -----------
                                                                                                      35,092,881

----------------------------------------------------------------------------------------------------------------
NEVADA--2.6%
 27,210,000    Clark County, NV IDR (Nevada Power Company)                     5.900     10/01/2030   27,207,279
----------------------------------------------------------------------------------------------------------------
  6,990,000    Clark County, NV IDR (Nevada Power Company), Series A           5.900     11/01/2032    6,948,619
----------------------------------------------------------------------------------------------------------------
 16,150,000    Clark County, NV IDR (Southwest Gas Corp.), Series B            5.000     12/01/2033   16,520,643
----------------------------------------------------------------------------------------------------------------
  2,065,000    Clark County, NV Industrial Development RITES 1                14.673 2   12/01/2038    2,607,310
----------------------------------------------------------------------------------------------------------------
  2,500,000    Director of the State of NV Dept. of Business &
               Industry (Las Ventanas Retirement)                              7.000     11/15/2034    2,483,850
----------------------------------------------------------------------------------------------------------------
     95,000    NV Hsg. Division (Single Family Mtg.), Series A                 8.625     04/01/2016       95,603
----------------------------------------------------------------------------------------------------------------
     40,000    NV Hsg. Division (Single Family Mtg.), Series B                 7.850     10/01/2010       40,092
                                                                                                     -----------
                                                                                                      55,903,396

----------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.3%
  4,000,000    NH H&EFA (Franklin Pierce College)                              6.050     10/01/2034    4,338,320
----------------------------------------------------------------------------------------------------------------
  1,000,000    NH HE&H Facilities Authority (New England College)              5.750     03/01/2009      933,850
                                                                                                     -----------
                                                                                                       5,272,170

----------------------------------------------------------------------------------------------------------------
NEW JERSEY--11.5%
    235,000    NJ EDA (American Airlines)                                      7.100     11/01/2031      170,744
----------------------------------------------------------------------------------------------------------------
    100,000    NJ EDA (Cascade Corp.)                                          8.250     02/01/2026      100,061
----------------------------------------------------------------------------------------------------------------
 24,000,000    NJ EDA (Cigarette Tax)                                          5.500     06/15/2024   25,175,520
----------------------------------------------------------------------------------------------------------------
  5,205,000    NJ EDA (Cigarette Tax)                                          5.500     06/15/2031    5,419,238
----------------------------------------------------------------------------------------------------------------
 19,205,000    NJ EDA (Cigarette Tax)                                          5.750     06/15/2029   20,411,458
----------------------------------------------------------------------------------------------------------------
  3,000,000    NJ EDA (Cigarette Tax)                                          5.750     06/15/2034    3,167,670
----------------------------------------------------------------------------------------------------------------
    900,000    NJ EDA (Continental Airlines)                                   5.500     04/01/2028      591,264


                 22 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

  PRINCIPAL                                                                                                 VALUE
     AMOUNT                                                                  COUPON        MATURITY    SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$   200,000    NJ EDA (Continental Airlines)                                  6.250%     09/15/2019  $    167,550
-----------------------------------------------------------------------------------------------------------------
 10,395,000    NJ EDA (Continental Airlines)                                  6.250      09/15/2029     8,297,497
-----------------------------------------------------------------------------------------------------------------
  1,330,000    NJ EDA (Continental Airlines)                                  6.400      09/15/2023     1,106,560
-----------------------------------------------------------------------------------------------------------------
 12,125,000    NJ EDA (Continental Airlines)                                  7.000      11/15/2030    10,537,231
-----------------------------------------------------------------------------------------------------------------
 13,910,000    NJ EDA (Continental Airlines)                                  7.200      11/15/2030    12,384,212
-----------------------------------------------------------------------------------------------------------------
  1,600,000    NJ EDA (Empowerment Zone-Cumberland)                           7.750      08/01/2021     1,597,216
-----------------------------------------------------------------------------------------------------------------
  3,250,000    NJ EDA Retirement Community (Cedar Crest Village)              7.250      11/15/2031     3,431,188
-----------------------------------------------------------------------------------------------------------------
  4,000,000    NJ Tobacco Settlement Financing Corp. (TASC)                   7.000      06/01/2041     4,138,320
-----------------------------------------------------------------------------------------------------------------
  1,180,000    NJ Tobacco Settlement Financing Corp. (TASC)                   5.750      06/01/2032     1,147,432
-----------------------------------------------------------------------------------------------------------------
 48,730,000    NJ Tobacco Settlement Financing Corp. (TASC)                   6.000      06/01/2037    46,298,860
-----------------------------------------------------------------------------------------------------------------
 38,350,000    NJ Tobacco Settlement Financing Corp. (TASC)                   6.125      06/01/2042    36,568,259
-----------------------------------------------------------------------------------------------------------------
 41,005,000    NJ Tobacco Settlement Financing Corp. (TASC)                   6.250      06/01/2043    39,812,165
-----------------------------------------------------------------------------------------------------------------
 15,700,000    NJ Tobacco Settlement Financing Corp. (TASC)                   6.375      06/01/2032    15,617,732
-----------------------------------------------------------------------------------------------------------------
  9,560,000    NJ Tobacco Settlement Financing Corp. (TASC)                   6.750      06/01/2039     9,726,153
                                                                                                     ------------
                                                                                                      245,866,330
-----------------------------------------------------------------------------------------------------------------
NEW MEXICO--0.6%
 11,500,000    Sandoval County, NM (Santa Ana Pueblo)                         7.750      07/01/2015    11,888,470
-----------------------------------------------------------------------------------------------------------------
  1,000,000    Ventana West, NM Public Improvement
               District Special Levy                                          6.875      08/01/2033     1,022,010
                                                                                                     ------------
                                                                                                       12,910,480

-----------------------------------------------------------------------------------------------------------------
NEW YORK--0.8%
  5,680,000    NYC IDA (American Airlines)                                    6.900      08/01/2024     4,269,997
-----------------------------------------------------------------------------------------------------------------
    500,000    NYC IDA Special Facilities (JFK International Airport)         8.000      08/01/2012       416,065
-----------------------------------------------------------------------------------------------------------------
  5,000,000    NYS DA (MSH/NYU Hospital Center/
               HJDOI Obligated Group)                                         6.625      07/01/2019     5,371,400
-----------------------------------------------------------------------------------------------------------------
  1,350,000    Otsego County, NY IDA (Hartwick College)                       6.000      07/01/2013     1,337,202
-----------------------------------------------------------------------------------------------------------------
  1,435,000    Otsego County, NY IDA (Hartwick College)                       6.000      07/01/2014     1,411,165
-----------------------------------------------------------------------------------------------------------------
  1,520,000    Otsego County, NY IDA (Hartwick College)                       6.000      07/01/2015     1,481,498
-----------------------------------------------------------------------------------------------------------------
  1,610,000    Otsego County, NY IDA (Hartwick College)                       6.000      07/01/2016     1,553,875
-----------------------------------------------------------------------------------------------------------------
  1,915,000    TSASC, Inc. (TFABs)                                            6.250      07/15/2034     1,949,374
                                                                                                     ------------
                                                                                                       17,790,576

-----------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.0%
    600,000    Charlotte, NC Douglas International Airport
               Special Facilities (US Airways) 1                              7.750      02/01/2028       288,000
-----------------------------------------------------------------------------------------------------------------
    420,000    Charlotte, NC Special Facilities
               (Charlotte/Douglas International Airport) 1                    5.600      07/01/2027       189,000
                                                                                                     ------------
                                                                                                          477,000

-----------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.1%
 2,645,000     Richland County, ND Hsg. (Birchwood Properties)                6.750      05/01/2029     2,589,085


                 23 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                               VALUE
      AMOUNT                                                                 COUPON        MATURITY   SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
OHIO--1.9%
$  1,520,000   Butler County, OH Hsg. (Anthony Wayne Apartments)              6.500%     09/01/2030  $ 1,383,975
----------------------------------------------------------------------------------------------------------------
  10,540,000   Cleveland, OH Airport (Continental Airlines)                   5.375      09/15/2027    7,493,097
----------------------------------------------------------------------------------------------------------------
   9,120,000   Cleveland, OH Airport (Continental Airlines)                   5.700      12/01/2019    7,169,323
----------------------------------------------------------------------------------------------------------------
   8,030,000   Coshocton County, OH Solid Waste Disposal
               (Stone Container Corp.)                                        7.875      08/01/2013    8,129,813
----------------------------------------------------------------------------------------------------------------
  16,320,000   Port Authority of Columbiana, OH Solid Waste
               (Apex Environmental)                                           7.250      08/01/2034   16,381,853
                                                                                                     -----------
                                                                                                      40,558,061

----------------------------------------------------------------------------------------------------------------
OKLAHOMA--2.1%
   2,635,000   Cleveland County, OK IDA (Vaughn Foods)                        6.750      12/01/2012    2,645,145
----------------------------------------------------------------------------------------------------------------
   2,365,000   Cleveland County, OK IDA (Vaughn Foods)                        7.100      12/01/2024    2,384,015
----------------------------------------------------------------------------------------------------------------
   1,015,000   Ellis County, OK Industrial Authority
               (W.B. Johnston Grain of Shattuck)                              7.100      08/01/2023    1,041,613
----------------------------------------------------------------------------------------------------------------
   2,760,000   Ellis County, OK Industrial Authority
               (W.B. Johnston Grain of Shattuck)                              7.500      08/01/2023    2,918,176
----------------------------------------------------------------------------------------------------------------
   4,080,000   Jackson County, OK Memorial Hospital Authority
               (Jackson County Memorial)                                      7.300      08/01/2015    4,183,999
----------------------------------------------------------------------------------------------------------------
   6,500,000   OK Devel. Finance Authority
               (Doane Products Company)                                       6.250      07/15/2023    5,815,550
----------------------------------------------------------------------------------------------------------------
   1,500,000   Oklahoma City, OK Industrial & Cultural Facilities
               (Aero Obligated Group)                                         6.750      01/01/2023    1,490,340
----------------------------------------------------------------------------------------------------------------
   3,000,000   Ottawa, OK Finance Authority
               (Doane Products Company)                                       7.250      06/01/2017    2,660,760
----------------------------------------------------------------------------------------------------------------
  11,000,000   Tulsa, OK Municipal Airport Trust (American Airlines)          5.375      12/01/2035   10,654,270
----------------------------------------------------------------------------------------------------------------
   4,485,000   Tulsa, OK Municipal Airport Trust (American Airlines)          6.250      06/01/2020    3,782,604
----------------------------------------------------------------------------------------------------------------
   8,000,000   Tulsa, OK Municipal Airport Trust (American Airlines)          7.750      06/01/2035    8,152,800
                                                                                                     -----------
                                                                                                      45,729,272

----------------------------------------------------------------------------------------------------------------
OREGON--0.1%
   3,000,000   Port of Portland, OR Special Obligation (Delta Air Lines) 1    6.200      09/01/2022    1,470,000
----------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--5.6%
   1,250,000   Allegheny County, PA HDA (The Covenant at South Hills)         8.750      02/01/2031      814,863
----------------------------------------------------------------------------------------------------------------
   4,370,000   Allegheny County, PA HDA
               (West Penn Allegheny Health System)                            9.250      11/15/2015    5,082,310
----------------------------------------------------------------------------------------------------------------
   6,000,000   Allegheny County, PA HDA
               (West Penn Allegheny Health System)                            9.250      11/15/2022    6,978,000
----------------------------------------------------------------------------------------------------------------
  36,010,000   Allegheny County, PA HDA
               (West Penn Allegheny Health System)                            9.250      11/15/2030   41,879,630
----------------------------------------------------------------------------------------------------------------
   3,000,000   Beaver County, PA IDA
               (Cleveland Electric Illuminating Company)                      7.750      07/15/2025    3,137,940
----------------------------------------------------------------------------------------------------------------
   1,000,000   Chester County, PA H&EFA (Jenners Pond)                        7.750      07/01/2034    1,036,860
----------------------------------------------------------------------------------------------------------------
     440,000   Horsham, PA Industrial & Commercial Devel. Authority
               (GF/Pennsylvania Property)                                     7.375      09/01/2008      433,858

                 24 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

  PRINCIPAL                                                                                          -      VALUE
     AMOUNT                                                                   COUPON       MATURITY    SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$ 5,040,000    Horsham, PA Industrial & Commercial Devel. Authority
               (GF/Pennsylvania Property)                                      8.375%    09/01/2024  $  4,821,617
-----------------------------------------------------------------------------------------------------------------
  1,000,000    Lawrence County, PA IDA
               (Shenango Presbyterian Center)                                  7.500     11/15/2031     1,009,680
-----------------------------------------------------------------------------------------------------------------
  5,000,000    PA EDFA (National Gypsum Company)                               6.250     11/01/2027     5,303,350
-----------------------------------------------------------------------------------------------------------------
  47,000,000   PA EDFA (Reliant Energy)                                        6.750     12/01/2036    49,583,590
                                                                                                     ------------
                                                                                                      120,081,698

-----------------------------------------------------------------------------------------------------------------
RHODE ISLAND--2.4%
  1,760,000    Central Falls, RI Detention Facility Corp.
               (Donald W. Wyatt Detention)                                    10.000     02/15/2035     1,760,510
-----------------------------------------------------------------------------------------------------------------
  2,000,000    RI Hsg. & Mtg. Finance Corp. RITES 1                           13.142 2   10/01/2022     2,275,160
-----------------------------------------------------------------------------------------------------------------
  31,295,000   RI Tobacco Settlement Financing Corp. (TASC)                    6.250     06/01/2042    30,219,704
-----------------------------------------------------------------------------------------------------------------
  17,305,000   RI Tobacco Settlement Financing Corp. (TASC), Series A          6.125     06/01/2032    16,681,674
                                                                                                     ------------
                                                                                                       50,937,048

-----------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--1.3%
  1,510,000    Florence County, SC IDR (Stone Container Corp.)                 7.375     02/01/2007     1,522,593
-----------------------------------------------------------------------------------------------------------------
  6,250,000    SC Connector 2000 Association Toll Road, Series B               0.000 4   01/01/2020     2,671,438
-----------------------------------------------------------------------------------------------------------------
  8,500,000    SC Connector 2000 Association Toll Road, Series B               0.000 4   01/01/2024     2,840,020
-----------------------------------------------------------------------------------------------------------------
  1,820,000    SC Hsg. Finance & Devel. Authority RITES 1                     11.892 2   01/01/2023     2,002,364
-----------------------------------------------------------------------------------------------------------------
      5,000    SC Resource Authority Local Government Program                  7.250     06/01/2020         5,018
-----------------------------------------------------------------------------------------------------------------
 13,305,000    SC Tobacco Settlement Management Authority, Series B            6.375     05/15/2028    13,310,987
-----------------------------------------------------------------------------------------------------------------
  5,710,000    SC Tobacco Settlement Management Authority, Series B            6.375     05/15/2030     5,659,752
-----------------------------------------------------------------------------------------------------------------
    110,000    York County, SC (Hoechst Celanese Corp.)                        5.700     01/01/2024       105,571
-----------------------------------------------------------------------------------------------------------------
     30,000    York County, SC Pollution Control (Bowater)                     7.400     01/01/2010        30,045
                                                                                                     ------------
                                                                                                       28,147,788

-----------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--1.9%
  34,935,000  SD Educational Enhancement Funding Corp.
              Tobacco Settlement 5                                             6.500     06/01/2032    34,964,345
-----------------------------------------------------------------------------------------------------------------
  6,444,756   Sioux Falls, SD Economic Devel. (City Centre Hotel)              7.000 6   11/01/2016     6,433,413
                                                                                                     ------------
                                                                                                       41,397,758

-----------------------------------------------------------------------------------------------------------------
TENNESSEE--0.5%
    100,000    Hamilton County, TN IDB (Park at 58)                            6.700     03/01/2021        85,336
-----------------------------------------------------------------------------------------------------------------
  4,335,000    McMinn County, TN IDB Pollution Control
               (Calhoun Newsprint)                                             7.625     03/01/2016     4,339,638
-----------------------------------------------------------------------------------------------------------------
  1,400,000    McMinn County, TN IDB Solid Waste
               (Calhoun Newsprint)                                             7.400     12/01/2022     1,406,440
-----------------------------------------------------------------------------------------------------------------
  3,000,000    Metropolitan Knoxville, TN Airport Authority
               (Northwest Airlines)                                            8.000     04/01/2032     2,960,220
-----------------------------------------------------------------------------------------------------------------
    800,000    Shelby County, TN HE&HF
               (Cornerstone-Cameron & Stonegate)                               5.900     07/01/2018       764,640


                 25 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                               VALUE
      AMOUNT                                                                  COUPON       MATURITY   SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
TENNESSEE Continued
$    605,000   Shelby County, TN HE&HF
               (Cornerstone-Cameron & Stonegate)                               6.000%    07/01/2028  $   548,977
                                                                                                     -----------
                                                                                                      10,105,251

----------------------------------------------------------------------------------------------------------------
TEXAS--9.1%
   8,155,000   Alliance Airport Authority, TX (American Airlines)              7.500     12/01/2029    5,928,930
----------------------------------------------------------------------------------------------------------------
     540,000   Bexar County, TX HFC (American Opportunity Hsg.)                7.500     01/01/2013      549,763
----------------------------------------------------------------------------------------------------------------
     800,000   Bexar County, TX HFC (American Opportunity Hsg.)                8.000     01/01/2031      803,392
----------------------------------------------------------------------------------------------------------------
   1,195,000   Bexar County, TX HFC (American Opportunity Hsg.)                8.250     12/01/2037    1,072,752
----------------------------------------------------------------------------------------------------------------
   1,000,000   Bexar County, TX HFC (American Opportunity Hsg.)                9.250     12/01/2037      885,240
----------------------------------------------------------------------------------------------------------------
     225,000   Bexar County, TX HFC (Honey Creek LLC)                          8.000     04/01/2030      224,984
----------------------------------------------------------------------------------------------------------------
   1,460,000   Bexar County, TX HFC (Perrin Square)                            9.750     11/20/2031    1,455,182
----------------------------------------------------------------------------------------------------------------
   3,150,000   Brazos River Authority, TX (TXU Energy Company)                 6.750     10/01/2038    3,453,912
----------------------------------------------------------------------------------------------------------------
   8,000,000   Brazos River Authority, TX (TXU Energy Company)                 7.700     04/01/2033    9,535,120
----------------------------------------------------------------------------------------------------------------
  17,500,000   Cambridge, TX Student Hsg.
               (Cambridge Student Hsg. Devel.)                                 7.000     11/01/2039   17,683,050
----------------------------------------------------------------------------------------------------------------
  10,300,000   Dallas-Fort Worth, TX International Airport
               (American Airlines)                                             6.050     05/01/2029   10,004,287
----------------------------------------------------------------------------------------------------------------
     235,000   Dallas-Fort Worth, TX International Airport
               (Delta Air Lines) 1                                             7.625     11/01/2021      103,400
----------------------------------------------------------------------------------------------------------------
   6,000,000   Dallas-Fort Worth, TX International Airport RITES 1            12.601 2   11/01/2027    6,369,960
----------------------------------------------------------------------------------------------------------------
   8,125,000   Dallas-Fort Worth, TX International Airport ROLSs 1            15.840 2   11/01/2033   10,464,025
----------------------------------------------------------------------------------------------------------------
   7,240,000   El Paso, TX Health Facilities Devel. Corp.
               (Bienvivir Senior Health Services)                              7.750     08/15/2031    7,863,364
----------------------------------------------------------------------------------------------------------------
      15,000   Galveston, TX Special Contract
               (Farmers Export Company)                                        6.750     05/01/2007       15,049
----------------------------------------------------------------------------------------------------------------
   1,000,000   Grapevine, TX IDC (Air Cargo)                                   6.500     01/01/2024    1,042,910
----------------------------------------------------------------------------------------------------------------
   4,660,000   Gulf Coast, TX IDA (Citgo Petroleum Corp.)                      7.500     05/01/2025    5,217,569
----------------------------------------------------------------------------------------------------------------
      80,000   Gulf Coast, TX Waste Disposal Authority (FMC Corp.)             7.050     10/01/2009       81,568
----------------------------------------------------------------------------------------------------------------
   5,950,000   Harris County, TX IDC (Continental Airlines)                    5.375     07/01/2019    4,432,869
----------------------------------------------------------------------------------------------------------------
   2,000,000   HFDC of Central TX
               (Lutheran Social Services of the South)                         6.875     02/15/2032    1,985,840
----------------------------------------------------------------------------------------------------------------
   4,000,000   HFDC of Central TX (Villa De San Antonio)                       6.250     05/15/2036    4,018,160
----------------------------------------------------------------------------------------------------------------
   5,880,000   Houston, TX Airport Special Facilities
               (Continental Airlines)                                          5.700     07/15/2029    4,209,610
----------------------------------------------------------------------------------------------------------------
   2,045,000   Houston, TX Airport Special Facilities
               (Continental Airlines)                                          5.700     07/15/2029    1,455,999
----------------------------------------------------------------------------------------------------------------
   7,870,000   Houston, TX Airport Special Facilities
               (Continental Airlines)                                          6.125     07/15/2017    6,540,206
----------------------------------------------------------------------------------------------------------------
     465,000   Houston, TX Airport Special Facilities
               (Continental Airlines)                                          6.125     07/15/2027      358,120
----------------------------------------------------------------------------------------------------------------
   3,245,000   Houston, TX Airport Special Facilities
               (Continental Airlines)                                          6.125     07/15/2027    2,499,137


                 26 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

   PRINCIPAL                                                                                                VALUE
      AMOUNT                                                                  COUPON       MATURITY    SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
     TEXAS Continued
$15,750,000    Houston, TX Airport Special Facilities
               (Continental Airlines)                                          6.750%    07/01/2021  $ 13,549,725
-----------------------------------------------------------------------------------------------------------------
 24,995,000    Houston, TX Airport Special Facilities
               (Continental Airlines)                                          6.750     07/01/2029    20,920,565
-----------------------------------------------------------------------------------------------------------------
    900,000    Houston, TX Airport Special Facilities
               (Continental Airlines)                                          7.375     07/01/2022       822,402
-----------------------------------------------------------------------------------------------------------------
  1,500,000    Houston, TX HFDC
               (Buckinham Senior Living Community)                             7.000     02/15/2026     1,582,155
-----------------------------------------------------------------------------------------------------------------
  5,000,000    Houston, TX HFDC
               (Buckinham Senior Living Community)                             7.125     02/15/2034     5,291,650
-----------------------------------------------------------------------------------------------------------------
  2,200,000    IAH TX Public Facility Corp.                                    7.750     05/01/2026     2,151,490
-----------------------------------------------------------------------------------------------------------------
  2,500,000    Lancaster, TX Independent School District GO RITES 1           15.646 2   02/15/2034     3,731,650
-----------------------------------------------------------------------------------------------------------------
  9,000,000    Lewisville, TX GO                                               6.125     09/01/2029     9,813,150
-----------------------------------------------------------------------------------------------------------------
    115,000    Matagorda County, TX Navigation District
               (Reliant Energy)                                                5.950     05/01/2030       116,482
-----------------------------------------------------------------------------------------------------------------
  1,350,000    Newton County, TX Public Facility Corp. 1                       8.000     03/01/2019     1,370,871
-----------------------------------------------------------------------------------------------------------------
  2,250,000    North Central, TX HFDC (Northwest Senior Hsg. Corp.)            7.500     11/15/2029     2,401,155
-----------------------------------------------------------------------------------------------------------------
  1,860,000    Nueces County, TX HFC (Dolphins Landing Apartments)             6.875     07/01/2030     1,878,209
-----------------------------------------------------------------------------------------------------------------
    240,000    Nueces, TX River Authority (Asarco)                             5.600     04/01/2018       208,226
-----------------------------------------------------------------------------------------------------------------
    565,000    Nueces, TX River Authority (Asarco)                             5.600     01/01/2027       467,662
-----------------------------------------------------------------------------------------------------------------
  5,405,000    Port of Bay City, TX (Hoechst Celanese Corp.)                   6.500     05/01/2026     5,456,131
-----------------------------------------------------------------------------------------------------------------
  5,000,000    Port of Corpus Christi, TX Authority (CNA Holdings)             6.700     11/01/2030     5,199,450
-----------------------------------------------------------------------------------------------------------------
     45,000    Southeast TX HFC (Forest View Apartments)                       8.750     11/01/2023        44,319
-----------------------------------------------------------------------------------------------------------------
  2,500,000    TX GO RITES 1                                                  17.073 2   12/01/2028     3,037,000
-----------------------------------------------------------------------------------------------------------------
  3,000,000    TX Research Division RITES 1                                   15.473 2   06/01/2029     3,547,800
-----------------------------------------------------------------------------------------------------------------
  2,360,000    TX State Affordable Hsg. Corp.
               (American Hsg. Foundation)                                      8.000     03/01/2032     1,752,206
-----------------------------------------------------------------------------------------------------------------
     40,000    TX Student Hsg. Corp. (University of North Texas)               6.750     07/01/2021        38,335
-----------------------------------------------------------------------------------------------------------------
  4,000,000    TX Turnpike Authority ROLs 1                                  13.933 2   08/15/2042     4,408,640
                                                                                                     ------------
                                                                                                      196,043,671

-----------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--1.5%
  1,155,000    Guam EDA (Royal Socio Apartments)                               9.500     11/01/2018     1,133,228
-----------------------------------------------------------------------------------------------------------------
  9,500,000    Northern Mariana Islands, Series A                              6.750     10/01/2033     9,847,130
-----------------------------------------------------------------------------------------------------------------
  4,000,000    Puerto Rico Children's Trust Fund (TASC)                        5.500     05/15/2039     3,784,960
-----------------------------------------------------------------------------------------------------------------
  5,045,000    Puerto Rico Children's Trust Fund (TASC)                        5.625     05/15/2043     4,823,676
-----------------------------------------------------------------------------------------------------------------
    500,000    Puerto Rico IMEPCF FA (American Airlines)                       6.450     12/01/2025       353,535
-----------------------------------------------------------------------------------------------------------------
     75,000    Puerto Rico ITEMECF (Mennonite General Hospital)                6.500     07/01/2012        75,656
-----------------------------------------------------------------------------------------------------------------
 12,975,000    Puerto Rico Port Authority (American Airlines), Series A        6.250     06/01/2026     9,174,882
-----------------------------------------------------------------------------------------------------------------
 3,765,000     Puerto Rico Port Authority (American Airlines), Series A        6.300     06/01/2023     2,662,043
                                                                                                     ------------
                                                                                                       31,855,110


                 27 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                               VALUE
      AMOUNT                                                                  COUPON       MATURITY   SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
UTAH--0.2%
$    650,000   Carbon County, UT Solid Waste Disposal
               (Allied Waste Industries)                                       7.450%    07/01/2017  $   670,365
----------------------------------------------------------------------------------------------------------------
     635,000   Carbon, UT Solid Waste Disposal
               (Allied Waste Industries)                                       7.500     02/01/2010      647,052
----------------------------------------------------------------------------------------------------------------
   1,975,000   UT HFA (RHA Community Service of Utah)                          6.875     07/01/2027    1,949,305
                                                                                                     -----------
                                                                                                       3,266,722

----------------------------------------------------------------------------------------------------------------
VIRGINIA--1.6%
   2,250,000   Bedford County, VA IDA (Georgia-Pacific Corp.)                  6.550     12/01/2025    2,353,523
----------------------------------------------------------------------------------------------------------------
      90,000   Giles County, VA IDA (Hoechst Celanese Corp.)                   5.950     12/01/2025       87,893
----------------------------------------------------------------------------------------------------------------
   7,915,000   Giles County, VA IDA (Hoechst Celanese Corp.)                   6.625     12/01/2022    7,941,990
----------------------------------------------------------------------------------------------------------------
   1,750,000   Halifax County, VA IDA RITES 1                                 15.042 2   06/01/2028    2,446,115
----------------------------------------------------------------------------------------------------------------
   2,000,000   Hopewell, VA IDA (Stone Container Corp.)                        8.250     05/01/2010    2,040,200
----------------------------------------------------------------------------------------------------------------
     225,000   Hopewell, VA IDA (Stone Container Corp.)                        8.250     06/01/2016      229,523
----------------------------------------------------------------------------------------------------------------
   1,100,000   Norfolk, VA Redevel. & Hsg. Authority
               (First Mtg.-Retirement Community)                               6.125     01/01/2035    1,105,852
----------------------------------------------------------------------------------------------------------------
   1,500,000   Pittsylvania County, VA IDA (Multitrade of Pittsylvania)        7.500     01/01/2014    1,536,855
----------------------------------------------------------------------------------------------------------------
   4,000,000   Pittsylvania County, VA IDA (Multitrade of Pittsylvania)        7.550     01/01/2019    4,098,280
----------------------------------------------------------------------------------------------------------------
   2,250,000   Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                                 0.000 4   08/15/2007    1,898,685
----------------------------------------------------------------------------------------------------------------
   3,900,000   Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                                 0.000 4   08/15/2012    2,503,020
----------------------------------------------------------------------------------------------------------------
      65,000   Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                                 0.000 4   08/15/2016       32,970
----------------------------------------------------------------------------------------------------------------
   1,125,000   Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                                 0.000 4   08/15/2018      402,638
----------------------------------------------------------------------------------------------------------------
   1,845,000   Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                                 0.000 4   08/15/2019      612,079
----------------------------------------------------------------------------------------------------------------
     125,000   Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                                 0.000 4   08/15/2019       53,146
----------------------------------------------------------------------------------------------------------------
     825,000   Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                                 0.000 4   08/15/2030      174,116
----------------------------------------------------------------------------------------------------------------
   3,000,000   Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                                 5.250     08/15/2008    3,071,130
----------------------------------------------------------------------------------------------------------------
   4,510,000   Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                                 5.500     08/15/2028    4,337,312
                                                                                                     -----------
                                                                                                      34,925,327

----------------------------------------------------------------------------------------------------------------
WASHINGTON--2.0%
   3,000,000   Chelan County, WA Public Utility District RITES 1              14.876 2   01/01/2036    3,866,880
----------------------------------------------------------------------------------------------------------------
   3,500,000   Grant County, WA Public Utility District RITES 1               12.680 2   01/01/2022    3,998,820
----------------------------------------------------------------------------------------------------------------
     100,000   Port Camas, WA Public Industrial Corp.
               (James River Corp. of VA)                                       6.700     04/01/2023      100,168
----------------------------------------------------------------------------------------------------------------
   1,000,000   Port Seattle, WA Special Facility (Northwest Airlines)          7.125     04/01/2020      950,630


                 28 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

   PRINCIPAL                                                                                                    VALUE
      AMOUNT                                                                  COUPON        MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
WASHINGTON Continued
$24,900,000    Port Seattle, WA Special Facility (Northwest Airlines)          7.250%     04/01/2030     $ 23,579,304
---------------------------------------------------------------------------------------------------------------------
  4,810,000    WA Tobacco Settlement Authority (TASC)                          6.500      06/01/2026        4,897,927
---------------------------------------------------------------------------------------------------------------------
  5,155,000    WA Tobacco Settlement Authority (TASC)                          6.625      06/01/2032        5,193,714
                                                                                                         ------------
                                                                                                           42,587,443

---------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.1%
  1,000,000    Kanawha County, WV Industrial Devel.
               (Union Carbide Chemical & Plastics Company)                     8.000      08/01/2020        1,001,240
---------------------------------------------------------------------------------------------------------------------
WISCONSIN--2.0%
     20,000    Badger, WI Tobacco Asset Securitization Corp.                   6.125      06/01/2027           20,080
---------------------------------------------------------------------------------------------------------------------
 23,195,000    Badger, WI Tobacco Asset Securitization Corp.                   6.375      06/01/2032       22,984,847
---------------------------------------------------------------------------------------------------------------------
  1,420,000    Milwaukee, WI (Air Cargo)                                       7.500      01/01/2025        1,429,940
---------------------------------------------------------------------------------------------------------------------
  1,000,000    WI H&EFA (Eastcastle Place)                                     6.125      12/01/2034          989,620
---------------------------------------------------------------------------------------------------------------------
  4,400,000    WI H&EFA (Hess Memorial Hospital Association)                   7.750      11/01/2015        4,643,848
---------------------------------------------------------------------------------------------------------------------
  2,600,000    WI H&EFA (National Regency of New Berlin)                       7.750      08/15/2015        2,758,002
---------------------------------------------------------------------------------------------------------------------
  6,200,000    WI H&EFA (National Regency of New Berlin)                       8.000      08/15/2025        6,630,218
---------------------------------------------------------------------------------------------------------------------
  2,000,000    WI H&EFA RITES 1                                               13.645 2    02/15/2032        2,466,640
---------------------------------------------------------------------------------------------------------------------
    250,000    WI Lac Courte Oreilles Band of Lake Superior
               Chippewa Indians                                                8.000      12/01/2018          251,448
                                                                                                         ------------
                                                                                                           42,174,643

---------------------------------------------------------------------------------------------------------------------
WYOMING--0.0%
     25,000    Sweetwater County, WY Solid Waste Disposal
               (FMC Corp.)                                                     6.900      09/01/2024           25,384

---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,003,075,901)--99.2%                                                2,127,761,411
---------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES--0.8                                                                       17,828,585
                                                                                                       --------------
NET ASSETS--100.0%                                                                                     $2,145,589,996
                                                                                                       ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of January 31, 2005 was $141,530,078, which represents 6.60% of the Fund's net assets. See
Note 5 of Notes to Financial Statements.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.

3. Issue is in default. See Note 1 of Notes to Financial Statements.

4. Represents a zero coupon bond.

5. When-issued security or forward commitment to be delivered and settled after January 31, 2005. See Note 1 of Notes to Financial Statements.

6. Represents the current interest rate for a variable or increasing rate security.

7. Non-income producing security.


                 29 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA         Atlanta Development Authority              HFDC         Health Facilities Development Corp.
CAU         Clark Atlanta University                   HJDOI        Hospital for Joint Diseases Orthopedic
CCRC        Continuing Care Retirement Community                    Institute
CDA         Communities Development Authority          HOC          Housing Opportunities Commission
COP         Certificates of Participation              IDA          Industrial Development Agency
DA          Dormitory Authority                        IDB          Industrial Development Board
DFA         Development Finance Authority              IDC          Industrial Development Corporation
DRIVERS     Derivative Inverse Tax Exempt Receipts     IDR          Industrial Development Revenue
EDA         Economic Development Authority             IMEPCF       Industrial, Medical and Environmental
EDFA        Economic Development Finance                            Pollution Control Facilities
            Authority                                  IRS          Inverse Rate Security
EF&CD       Environmental Facilities and Community     ITEMECF      Industrial, Tourist, Educational, Medical
            Development                                             and Environmental Community Facilities
EFA         Educational Facilities Authority           JFK          John Fitzgerald Kennedy
FA          Facilities Authority                       MSH/NYU      Mount Sinai Hospital/New York
GO          General Obligation                                      University
H&EFA       Health and Educational Facilities          NYC          New York City
            Authority                                  NYS          New York State
HDA         Hospital Development Authority             Res Rec      Resource Recovery Facility
HDC         Housing Development Corp.                  RITES        Residual Interest Tax Exempt Security
HE&H        Higher Educational and Health              ROLs         Residual Option Longs
HE&HF       Higher Educational and Housing Facilities  TASC         Tobacco Settlement Asset-Backed Bonds
HFA         Housing Finance Agency/Authority           TFABs        Tobacco Flexible Amortization Bonds
HFC         Housing Finance Corp.


                 30 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
SUMMARY OF RATINGS January 31, 2005
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                PERCENT
--------------------------------------------------------------------------------
AAA                                                                         5.3%
AA                                                                          1.7
A                                                                           2.5
BBB                                                                        34.4
BB                                                                          8.9
B                                                                          12.8
CCC                                                                         2.2
CC                                                                          3.5
Not Rated                                                                  28.7
                                                                          -----
Total                                                                     100.0%
                                                                          =====

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 31 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

January 31, 2005
------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $2,003,075,901)--see accompanying statement of
investments                                                                      $ 2,127,761,411
------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                              37,527,303
Shares of beneficial interest sold                                                    35,932,622
Investments sold                                                                       3,982,997
Other                                                                                     28,123
                                                                                 ---------------
Total assets                                                                       2,205,232,456

------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------
Bank overdraft                                                                            15,257
------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable to conduit lender (see Note 6)                                                48,200,000
Investments purchased (including $2,013,667 purchased on a when-issued basis
or forward commitment)                                                                 4,618,924
Shares of beneficial interest redeemed                                                 3,770,760
Dividends                                                                              2,441,710
Distribution and service plan fees                                                       258,202
Transfer and shareholder servicing agent fees                                             73,155
Trustees' compensation                                                                    50,545
Interest expense                                                                          50,430
Shareholder communications                                                                49,180
Other                                                                                    114,297
                                                                                 ---------------
Total liabilities                                                                     59,642,460


------------------------------------------------------------------------------------------------
NET ASSETS                                                                       $ 2,145,589,996
                                                                                 ===============

------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------
Paid-in capital                                                                  $ 2,033,586,738
------------------------------------------------------------------------------------------------
Accumulated net investment income                                                        403,032
------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                         (13,085,284)
------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                           124,685,510
                                                                                 ---------------
NET ASSETS                                                                       $ 2,145,589,996
                                                                                 ===============


                 32 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,290,764,010
and 107,512,727 shares of beneficial interest outstanding)                                        $12.01
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)   $12.61
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $407,858,474 and 33,896,538 shares
of beneficial interest outstanding)                                                               $12.03
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $446,967,512 and 37,285,086 shares
of beneficial interest outstanding)                                                               $11.99

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 33 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                          $  65,128,910

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       3,638,791
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 728,647
Class B                                                               1,614,569
Class C                                                               1,558,533
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 202,888
Class B                                                                 115,049
Class C                                                                  98,753
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  15,515
Class B                                                                  10,267
Class C                                                                   8,448
--------------------------------------------------------------------------------
Interest expense                                                        568,360
--------------------------------------------------------------------------------
Custodian fees and expenses                                              74,717
--------------------------------------------------------------------------------
Trustees' compensation                                                   28,576
--------------------------------------------------------------------------------
Other                                                                   110,247
                                                                   -------------
Total expenses                                                        8,773,360
Less reduction to custodian expenses                                    (42,344)
                                                                   -------------
Net expenses                                                          8,731,016

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                56,397,894

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
Net realized gain on investments                                      7,015,481
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                121,230,475

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 184,643,850
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 34 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       SIX MONTHS              YEAR
                                                                            ENDED             ENDED
                                                                 JANUARY 31, 2005          JULY 31,
                                                                      (UNAUDITED)              2004
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income
                                                                  $    56,397,894   $    68,719,462
----------------------------------------------------------------------------------------------------
Net realized gain                                                       7,015,481         8,187,916
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                 121,230,475           191,836
                                                                  ----------------------------------
Net increase in net assets resulting from operations                  184,643,850        77,099,214

----------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                               (35,249,032)      (37,786,294)
Class B                                                               (11,585,358)      (17,197,773)
Class C                                                               (11,168,419)      (12,989,258)

----------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                               485,615,270       421,943,144
Class B                                                                72,040,735       114,357,949
Class C                                                               155,609,138       153,043,901

----------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------
Total increase                                                        839,906,184       698,470,883
---------------------------------------------------------------------------------------------------
Beginning of period                                                 1,305,683,812       607,212,929
                                                                  ----------------------------------

End of period (including accumulated net investment income
of $403,032 and $2,007,947, respectively)                         $ 2,145,589,996   $ 1,305,683,812
                                                                  ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 35 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENTS OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2005
--------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
--------------------------------------------------------------------------------------
Net increase in net assets from operations                              $ 184,643,850
--------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                        (753,732,178)
Proceeds from disposition of investment securities                         82,582,964
Premium amortization                                                        1,979,820
Discount accretion                                                           (880,820)
Net realized gain on investments                                           (7,015,481)
Net change in unrealized appreciation on investments                     (121,230,475)
Increase in interest receivable                                           (11,020,189)
Increase in other assets                                                      (13,390)
Increase in payable for accrued expenses                                      142,246
                                                                        --------------
Net cash used in operating activities                                    (624,543,653)

--------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
--------------------------------------------------------------------------------------
Proceeds from bank borrowing                                              329,000,000
Payments on bank borrowing                                               (356,200,000)
Proceeds from shares sold                                                 794,966,180
Payment on shares redeemed                                               (124,727,992)
Cash distributions paid                                                   (29,925,200)
                                                                        --------------
Net cash provided by financing activities                                 613,112,988
--------------------------------------------------------------------------------------
Net decrease in cash                                                      (11,430,665)
--------------------------------------------------------------------------------------
Cash, beginning balance                                                    11,415,408
                                                                        --------------
Cash, ending balance                                                    $     (15,257)
                                                                        ==============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $26,759,967.

Cash paid for interest on bank borrowings--$282,678.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 36 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                 YEAR
                                                      ENDED                                                                ENDED
                                           JANUARY 31, 2005                                                             JULY 31,
CLASS A                                         (UNAUDITED)         2004          2003          2002          2001          2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period            $    11.13      $  10.64      $  11.28      $  11.25      $  10.76      $  11.24
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .41 1         .85           .92           .71           .58           .58
Net realized and unrealized gain (loss)                .89           .50          (.67)          .03           .48          (.45)
                                                -----------------------------------------------------------------------------------
Total from investment operations                      1.30          1.35           .25           .74          1.06           .13
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  (.42)         (.86)         (.89)         (.71)         (.57)         (.57)
Distributions from net realized gain                    --            --            --            --            --          (.04)
                                                -----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.42)         (.86)         (.89)         (.71)         (.57)         (.61)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $    12.01      $  11.13      $  10.64      $  11.28      $  11.25      $  10.76
                                                ===================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   11.88%        12.78%         2.36%         6.89%        10.03%         1.28%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $1,290,764      $731,565      $306,857      $193,452      $ 38,827      $ 34,050
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $  976,059      $506,440      $252,496      $ 73,877      $ 36,900      $ 34,296
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 6.97%         7.54%         8.44%         6.61%         5.21%         5.41%
Total expenses                                        0.71%         0.80%         1.04%         1.06%         0.87%         1.13%
Expenses after payments and waivers and
reduction to custodian expenses                        N/A 4         N/A 4,5       N/A 4        0.89% 6       0.78% 6       0.96% 6
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio turnover rate                                  5%           44%           57%          127%           37%           12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 37 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                  YEAR
                                                      ENDED                                                                 ENDED
                                           JANUARY 31, 2005                                                              JULY 31,
CLASS B                                         (UNAUDITED)          2004          2003          2002          2001          2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    11.15      $  10.66      $  11.30      $  11.27      $  10.78      $  11.26
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .37 1         .77           .83           .63           .49           .50
Net realized and unrealized gain (loss)                 .89           .49          (.66)          .02           .48          (.45)
                                                 ----------------------------------------------------------------------------------
Total from investment operations                       1.26          1.26           .17           .65           .97           .05
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.38)         (.77)         (.81)         (.62)         (.48)         (.49)
Distributions from net realized gain                     --            --            --            --            --          (.04)
                                                 ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.38)         (.77)         (.81)         (.62)         (.48)         (.53)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    12.03      $  11.15      $  10.66      $  11.30      $  11.27      $  10.78
                                                 ==================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    11.43%        11.89%         1.57%         6.07%         9.19%         0.51%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $  407,858      $308,778      $188,645      $ 90,547      $ 20,279      $ 17,866
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $  357,236      $256,425      $141,819      $ 36,100      $ 18,445      $ 19,249
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  6.26%        6.80%          7.67%        5.85%         4.45%         4.64%
Total expenses                                         1.48%        1.56%          1.81%        1.80%         1.62%         1.89%
Expenses after payments and waivers and
reduction to custodian expenses                         N/A 4        N/A 4,5        N/A 4       1.63% 6       1.53% 6       1.72% 6
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   5%          44%            57%         127%           37%           12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 38 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

                                                 SIX MONTHS                                                                  YEAR
                                                      ENDED                                                                 ENDED
                                           JANUARY 31, 2005                                                            JULY   31,
CLASS C                                         (UNAUDITED)          2004          2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period             $    11.11      $  10.63      $  11.27      $  11.24      $  10.75      $  11.23
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .36 1         .76           .83           .61           .50           .50
Net realized and unrealized gain (loss)                 .90           .49          (.66)          .04           .48          (.45)
                                                 -----------------------------------------------------------------------------------
Total from investment operations                       1.26          1.25           .17           .65           .98           .05
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.38)         (.77)         (.81)         (.62)         (.49)         (.49)
Distributions from net realized gain                     --            --            --            --            --          (.04)
                                                 -----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.38)         (.77)         (.81)         (.62)         (.49)         (.53)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    11.99      $  11.11      $  10.63      $  11.27      $  11.24      $  10.75
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    11.47%        11.83%         1.59%         6.09%         9.22%         0.51%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $  446,968      $265,340      $111,710      $ 49,248      $  3,410      $  2,442
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $  345,254      $193,845      $ 85,483      $ 13,453      $  2,552      $  2,790
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  6.21%         6.76%         7.68%         5.88%         4.45%         4.65%
Total expenses                                         1.47%         1.56%         1.80%         1.80%         1.62%         1.89%
Expenses after payments and waivers and
reduction to custodian expenses                         N/A 4         N/A 4,5       N/A 4        1.63% 6       1.53% 6       1.72% 6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   5%           44%           57%          127%           37%           12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 39 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Rochester National Municipals (the Fund) is a separate series of Oppenheimer Multi-State Municipal Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income exempt from federal income taxes for individual investors by investing in a diversified portfolio of high-yield municipal securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                 40 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of January 31, 2005, the Fund had purchased $2,013,667 of securities on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2005, securities with an aggregate market value of $8,073,000, representing 0.38% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 35% of its total assets in inverse floaters. Inverse floaters amount to $138,755,419 as of January 31, 2005. Including the effect of leverage, inverse floaters represent 15.73% of the Fund's total assets as of January 31, 2005.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.


                 41 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of January 31, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $13,085,284 expiring by 2013. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of January 31, 2005, it is estimated that the Fund will utilize $7,015,481 of capital loss carryforward to offset realized capital gains. During the year ended July 31, 2004, the Fund did not utilize any capital loss carryforward to offset realized capital gains.

As of July 31, 2004, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                       EXPIRING
                       ------------------------------------
                       2009                     $ 1,051,023
                       2010                         711,471
                       2011                          21,126
                       2012                      18,317,145
                                                -----------
                       Total                    $20,100,765
                                                ===========

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2005, the Fund's projected benefit obligations were increased by $8,659 and payments of $2,626 were made to retired trustees, resulting in an accumulated liability of $31,212 as of January 31, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                 42 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                        SIX MONTHS ENDED JANUARY 31, 2005                  YEAR ENDED JULY 31, 2004
                             SHARES                AMOUNT              SHARES                AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                     47,445,602         $ 551,291,534          45,587,726         $ 519,590,084
Dividends and/or
distributions
reinvested                1,465,063            17,058,057           1,579,654            17,826,296
Redeemed                 (7,139,407)          (82,734,321)        (10,258,031)         (115,473,236)
                        ----------------------------------------------------------------------------
Net increase             41,771,258         $ 485,615,270          36,909,349         $ 421,943,144
                        ============================================================================


                 43 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                        SIX MONTHS ENDED JANUARY 31, 2005                  YEAR ENDED JULY 31, 2004
                             SHARES                AMOUNT              SHARES                AMOUNT
----------------------------------------------------------------------------------------------------
CLASS B
Sold                      7,736,358         $  89,784,684          12,764,933         $ 145,432,112
Dividends and/or
distributions
reinvested                  397,983             4,637,011             620,409             7,015,793
Redeemed                 (1,926,174)          (22,380,960)         (3,387,398)          (38,089,956)
                         ---------------------------------------------------------------------------
Net increase              6,208,167         $  72,040,735           9,997,944         $ 114,357,949
                         ===========================================================================

----------------------------------------------------------------------------------------------------
CLASS C
Sold                     14,748,341         $ 171,116,333          17,536,942         $ 199,701,778
Dividends and/or
distributions
reinvested                  435,770             5,064,899             568,003             6,410,221
Redeemed                 (1,777,099)          (20,572,094)         (4,736,781)          (53,068,098)
                         ---------------------------------------------------------------------------
Net increase             13,407,012         $ 155,609,138          13,368,164         $ 153,043,901
                         ===========================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2005, were $613,866,736 and $72,080,812, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2005, the Fund paid $400,301 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of


                 44 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of up to 0.15% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2005 for Class B and Class C shares were $13,684,449 and $4,689,894, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                  CLASS A            CLASS B          CLASS C
                              CLASS A          CONTINGENT         CONTINGENT       CONTINGENT
                            FRONT-END            DEFERRED           DEFERRED         DEFERRED
                        SALES CHARGES       SALES CHARGES      SALES CHARGES    SALES CHARGES
SIX MONTHS                RETAINED BY         RETAINED BY        RETAINED BY      RETAINED BY
ENDED                     DISTRIBUTOR         DISTRIBUTOR        DISTRIBUTOR      DISTRIBUTOR
----------------------------------------------------------------------------------------------
January 31, 2005           $1,593,087             $38,001           $480,820          $70,072


--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of January 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.


                 45 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BANK BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Until terminated on January 21, 2005, the Fund had entered into an agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to $540 million, collectively. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

      Effective January 21, 2005 the Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.4038% as of January 31, 2005). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.

      For the six month period ended January 31, 2005, the average daily loan balance was $39,725,543 at an average daily interest rate of 2.618%. The Fund had borrowings outstanding of $31,000,000 at January 31, 2005 at an interest rate of 2.4038%. The Fund had gross borrowings and gross loan repayments of $329,000,000 and $356,200,000, respectively, during the six months ended January 31, 2005. The maximum amount of borrowings outstanding at any month-end during the six month period ended January 31, 2005 was $165,800,000. The Fund paid $10,588 in fees and $282,678 in interest during the six months ended January 31, 2005.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 31 present and former Directors or Trustees and 9 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the


                 46 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                 47 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 48 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2005,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester National Municipals


By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

By:       /s/Brian W. Wixted
          ------------------
          Brian W. Wixted

          Chief Financial Officer

Date:     March 17, 2005